Note 3 - Loans/Leases Receivable (Detail) - Aging of the Loan/Lease Portfolio (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current	$ 1,257,131,874	$ 1,168,978,194
30-59 Days Past Due	7,387,450	3,798,637
60-89 Days Past Due	1,599,934	5,257,872
Accruing Past Due 90 Days or More	159,481	1,111,079
Nonacrrual Loans/Loans	17,932,495	18,994,839
Total	1,284,211,234	1,198,140,621
Current as a percentage of total loan/lease portfolio	97.89%	97.57%
30-59 Days Past Due as a percentage of total loan/lease portfolio	0.58%	0.32%
60-89 Days Past Due as a percentage of total loan/lease portfolio	0.12%	0.44%
Accruing Past Due 90 Days or More as a percentage of total loan/lease portfolio	0.01%	0.09%
Nonacrrual Loans/Loans as a percentage of total loan/lease portfolio	1.40%	1.59%
Total as a percentage of total loan/lease portfolio	100.00%	100.00%
Commercial and Industrial [Member]
Current	388,825,307	347,417,683
30-59 Days Past Due	3,724,506	226,394
60-89 Days Past Due	9,940	239,991
Accruing Past Due 90 Days or More	120,000	120,000
Nonacrrual Loans/Loans	1,564,499	2,790,210
Total	394,244,252	350,794,278
Owner-occupied commercial real estate [Member]
Current	204,141,070	166,632,318
30-59 Days Past Due	142,993	146,847
60-89 Days Past Due	0	0
Accruing Past Due 90 Days or More	0	0
Nonacrrual Loans/Loans	627,245	1,011,456
Total	204,911,308	167,790,621
Commercial construction, land development, and other land [Member]
Current	42,180,819	55,741,827
30-59 Days Past Due		211,878
60-89 Days Past Due	0	486,802
Accruing Past Due 90 Days or More	0	968,919
Nonacrrual Loans/Loans	2,781,562	2,975,312
Total	44,962,381	60,384,738
Other commercial real estate [Member]
Current	332,644,532	336,080,128
30-59 Days Past Due	86,986	522,323
60-89 Days Past Due	1,111,856	3,732,935
Accruing Past Due 90 Days or More	0	0
Nonacrrual Loans/Loans	10,262,176	9,293,105
Total	344,105,550	349,628,491
Leases receivable [Member]
Current	101,635,084	91,273,406
30-59 Days Past Due	877,210	826,187
60-89 Days Past Due	174,560	396,344
Accruing Past Due 90 Days or More	0	0
Nonacrrual Loans/Loans	998,802	716,425
Total	103,685,656	93,212,362
Residential Real Estate [Member]
Current	111,993,859	95,456,433
30-59 Days Past Due	2,254,730	1,127,465
60-89 Days Past Due	283,466	389,678
Accruing Past Due 90 Days or More	0	0
Nonacrrual Loans/Loans	1,049,518	1,133,475
Total	115,581,573	98,107,051
Installment and Other Consumer [Member]
Current	75,711,203	76,376,399
30-59 Days Past Due	301,025	737,543
60-89 Days Past Due	20,112	12,122
Accruing Past Due 90 Days or More	39,481	22,160
Nonacrrual Loans/Loans	648,693	1,074,856
Total	$ 76,720,514	$ 78,223,080